UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04494
The Gabelli Asset Fund
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Asset Fund
Semi-Annual Report — June 30, 2010
Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and 4 stars for the three year period ended June 30, 2010 among 1,810, 1,810, 1,486, and 772 Large Blend funds, respectively.

Mario Gabelli, CFA	Kevin Dreyer
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of The Gabelli Asset Fund’s (the “Fund”) Class AAA Shares fell 9.18%, while the Standard & Poor’s (“S&P”) 500 Index dropped 11.41% and the Dow Jones Industrial Average decreased 9.36%. For the year ended June 30, 2010, the Fund rose 21.02% versus increases of 14.43% and 18.90% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

														Since
			Year to											Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year	20 Year		(3/3/86)
Gabelli Asset Fund Class AAA	(9.18)%		(2.84)%		21.02%		(7.23)%		2.24%		3.92%	10.05%		11.57%
S&P 500 Index	(11.41)		(6.64)		14.43		(9.80)		(0.79)		(1.59)	7.67		8.93
Dow Jones Industrial Average	(9.36)		(5.00)		18.90		(7.38)		1.65		1.70	8.89		10.30
Nasdaq Composite Index	(12.04)		(7.05)		14.94		(6.77)		0.50		(6.12)	7.88		7.54
Class A	(9.18)		(2.85)		21.01		(7.23)		2.24		3.92	10.04		11.57
	(14.40	)(b)	(8.44	)(b)	14.05	(b)	(9.04	)(b)	1.04	(b)	3.31 (b)	9.72	(b)	11.28 (b)
Class B	(9.35)		(3.20)		20.08		(7.96)		1.45		3.41	9.77		11.34
	(13.89	)(c)	(8.04	)(c)	15.08	(c)	(8.89	)(c)	1.07	(c)	3.41	9.77		11.34
Class C	(9.35)		(3.21)		20.09		(7.90)		1.49		3.42	9.78		11.35
	(10.26	)(d)	(4.18	)(d)	19.09	(d)	(7.90)		1.49		3.42	9.78		11.35
Class I	(9.14)		(2.74)		21.31		(7.04)		2.37		3.98	10.08		11.59

In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The S&P 500 Index, the Dow Jones Industrial Average, and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*

The Gabelli Asset Fund

Actual Fund Return
Class AAA	$1,000.00	$971.60	1.38%	$6.75
Class A	$1,000.00	$971.50	1.38%	$6.75
Class B	$1,000.00	$968.00	2.12%	$10.34
Class C	$1,000.00	$967.90	2.13%	$10.39
Class I	$1,000.00	$972.60	1.13%	$5.53

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.95	1.38%	$6.90
Class A	$1,000.00	$1,017.95	1.38%	$6.90
Class B	$1,000.00	$1,014.28	2.12%	$10.59
Class C	$1,000.00	$1,014.23	2.13%	$10.64
Class I	$1,000.00	$1,019.19	1.13%	$5.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
The Gabelli Asset Fund

Food and Beverage	13.2%
Cable and Satellite	8.0%
Energy and Utilities	7.5%
Financial Services	7.0%
Equipment and Supplies	6.7%
Diversified Industrial	5.9%
Consumer Products	5.2%
Entertainment	4.6%
Telecommunications	3.5%
Health Care	3.4%
Automotive: Parts and Accessories	3.3%
Machinery	3.2%
Metals and Mining	3.0%
Publishing	2.8%
Aviation: Parts and Services	2.6%
Hotels and Gaming	2.1%
Retail	2.0%
Environmental Services	1.6%
Business Services	1.4%
Aerospace	1.4%
Broadcasting	1.4%
Specialty Chemicals	1.3%
Electronics	1.3%
Automotive	1.3%
Computer Software and Services	1.2%
Communications Equipment	1.1%
Consumer Services	1.1%
Wireless Communications	0.9%
Agriculture	0.9%
Transportation	0.5%
Real Estate	0.4%
Manufactured Housing and Recreational Vehicles	0.2%
U.S. Government Obligations	0.1%
Closed-End Funds	0.0%
Computer Hardware	0.0%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Asset Fund
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.9%
	Aerospace — 1.4%
110,000	Herley Industries Inc.†	$1,634,717	$1,568,600
10,000	Lockheed Martin Corp.	295,500	745,000
27,000	Northrop Grumman Corp.	1,501,499	1,469,880
2,100,000	Rolls-Royce Group plc†	15,537,619	17,649,033
189,000,000	Rolls-Royce Group plc, Cl. C†	290,171	282,385
95,000	The Boeing Co.	3,869,194	5,961,250

		23,128,700	27,676,148

	Agriculture — 0.9%
490,000	Archer-Daniels-Midland Co.	6,445,610	12,651,800
89,058	Monsanto Co.	1,212,525	4,116,261
3,000	Potash Corp. of Saskatchewan Inc.	41,185	258,720
29,000	The Mosaic Co.	500,160	1,130,420

		8,199,480	18,157,201

	Automotive — 1.3%
210,000	Ford Motor Co.†	2,365,602	2,116,800
409,000	Navistar International Corp.†	7,571,010	20,122,800
101,250	PACCAR Inc.	522,021	4,036,838
3,400	Volkswagen AG	137,862	290,873
546	Volkswagen AG, Preference	48,186	48,327

		10,644,681	26,615,638

	Automotive: Parts and Accessories — 3.2%
195,000	BorgWarner Inc.†	2,002,824	7,281,300
234,000	CLARCOR Inc.	1,671,094	8,311,680
340,000	Dana Holding Corp.†	2,296,151	3,400,000
40,000	Federal-Mogul Corp.†	696,942	520,800
480,000	Genuine Parts Co.	11,539,085	18,936,000
394,000	Johnson Controls Inc.	3,527,331	10,586,780
174,000	Midas Inc.†	2,283,829	1,334,580
162,000	Modine Manufacturing Co.†	2,978,060	1,244,160
190,000	O’Reilly Automotive Inc.†	4,685,384	9,036,400
280,000	Standard Motor Products Inc.	3,209,787	2,259,600
135,000	Superior Industries International Inc.	2,808,092	1,814,400
50,000	Tenneco Inc.†	319,198	1,053,000

		38,017,777	65,778,700

	Aviation: Parts and Services — 2.6%
1,100,000	BBA Aviation plc	2,690,157	3,012,550
480,000	Curtiss-Wright Corp.	3,268,726	13,939,200
600,000	GenCorp Inc.†	2,151,726	2,628,000
110,000	Kaman Corp.	1,534,270	2,433,200
297,500	Precision Castparts Corp.	3,559,177	30,618,700

		13,204,056	52,631,650

	Broadcasting — 1.4%
324,000	CBS Corp., Cl. A, Voting	3,489,315	4,202,280
20,000	Cogeco Inc.	381,659	563,618
26,666	Corus Entertainment Inc., Cl. B, New York	43,320	469,322
13,334	Corus Entertainment Inc., Cl. B, Toronto	21,662	235,229
110,100	Fisher Communications Inc.†	4,400,778	1,854,084
843	Granite Broadcasting Corp.†	69,109	1
230,000	Liberty Media Corp. — Capital, Cl. A†	732,557	9,639,300
84,000	Liberty Media Corp. — Starz, Cl. A†	679,019	4,354,560
260,000	LIN TV Corp., Cl. A†	2,759,158	1,406,600
12,000	Naspers Ltd., Cl. N	472,418	406,358
400,000	Television Broadcasts Ltd.	1,815,551	1,864,670
180,000	Tokyo Broadcasting System Holdings Inc.	4,652,020	2,471,526

		19,516,566	27,467,548

	Business Services — 1.4%
28,000	ACCO Brands Corp.†	139,023	139,720
37,450	Ascent Media Corp., Cl. A†	648,128	945,987
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,439,208	1,041,600
190,000	Ecolab Inc.	1,778,939	8,532,900
64,000	Landauer Inc.	396,393	3,896,320
29,487	Live Nation Entertainment Inc.†	270,161	308,139
25,500	MasterCard Inc., Cl. A	1,796,866	5,088,015
108,000	Monster Worldwide Inc.†	2,464,227	1,258,200
60,000	SearchMedia Holdings Ltd.†	402,273	184,800
10,000	The Brink’s Co.	279,844	190,300
850,000	The Interpublic Group of Companies Inc.†	7,532,951	6,060,500
18,000	Visa Inc., Cl. A	950,776	1,273,500

		18,098,789	28,919,981

	Cable and Satellite — 8.0%
1,920,000	Cablevision Systems Corp., Cl. A	4,325,526	46,099,200
160,000	Comcast Corp., Cl. A	2,210,133	2,779,200
50,000	Comcast Corp., Cl. A, Special	255,385	821,500
1,097,602	DIRECTV, Cl. A†	12,740,803	37,230,660
215,000	DISH Network Corp., Cl. A	5,187,836	3,902,250
40,000	EchoStar Corp., Cl. A†	1,169,394	763,200
1,000	Jupiter Telecommunications Co. Ltd.	980,489	962,506
320,096	Liberty Global Inc., Cl. A†	3,187,437	8,319,295
260,000	Liberty Global Inc., Cl. C†	2,801,037	6,757,400
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
1,120,000	Rogers Communications Inc., Cl. B, New York	$6,080,926	$36,691,200
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,633,554
225,000	Scripps Networks Interactive Inc., Cl. A	6,802,916	9,076,500
120,000	Shaw Communications Inc., Cl. B	164,952	2,160,913
150,000	Shaw Communications Inc., Cl. B, Non-Voting	292,208	2,704,500
60,000	Time Warner Cable Inc.	2,574,661	3,124,800

		49,003,524	163,026,678

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.†	975,443	844,754

	Communications Equipment — 1.1%
540,000	Corning Inc.	3,919,315	8,721,000
120,000	Motorola Inc.†	1,132,835	782,400
390,000	Thomas & Betts Corp.†	7,650,699	13,533,000

		12,702,849	23,036,400

	Computer Hardware — 0.0%
5,000	Wincor Nixdorf AG	302,584	281,776

	Computer Software and Services — 1.2%
108,182	AOL Inc.†	2,519,870	2,249,103
20,000	CyberSource Corp.†	512,690	510,600
210,000	Diebold Inc.	7,416,295	5,722,500
47,250	Fidelity National Information Services Inc.	728,179	1,267,245
100,000	NCR Corp.†	1,746,066	1,212,000
118,000	Rockwell Automation Inc.	4,431,277	5,792,620
50,000	Sybase Inc.†	3,219,915	3,233,000
265,000	Yahoo! Inc.†	8,263,725	3,664,950

		28,838,017	23,652,018

	Consumer Products — 5.2%
49,000	Alberto-Culver Co.	1,097,704	1,327,410
35,000	Altria Group Inc.	525,685	701,400
11,000	Christian Dior SA	307,335	1,063,466
241,000	Church & Dwight Co. Inc.	1,568,251	15,113,110
27,000	Clorox Co.	1,499,071	1,678,320
350,000	Eastman Kodak Co.†	2,798,841	1,519,000
266,000	Energizer Holdings Inc.†	4,878,165	13,374,480
120,000	Fortune Brands Inc.	2,579,905	4,701,600
3,400	Givaudan SA	1,182,809	2,906,805
35,000	Harley-Davidson Inc.	88,156	778,050
60,000	Kimberly-Clark Corp.	3,623,285	3,637,800
24,000	Mattel Inc.	433,200	507,840
26,000	National Presto Industries Inc.	828,830	2,414,360
15,000	Philip Morris International Inc.	410,694	687,600
50,000	Reckitt Benckiser Group plc	1,570,345	2,339,757
125,000	Sally Beauty Holdings Inc.†	1,001,483	1,025,000
50,000	Svenska Cellulosa AB, Cl. B	709,301	591,868
1,080,000	Swedish Match AB	11,869,341	23,726,522
10,000	Syratech Corp.†	2,000	3
440,000	The Procter & Gamble Co.	14,855,810	26,391,200
35,000	Wolverine World Wide Inc.	325,537	882,700

		52,155,748	105,368,291

	Consumer Services — 1.1%
175,000	IAC/InterActiveCorp.†	1,901,881	3,844,750
430,000	Liberty Media Corp. — Interactive, Cl. A†	2,558,178	4,515,000
650,000	Rollins Inc.	3,375,689	13,448,500

		7,835,748	21,808,250

	Diversified Industrial — 5.9%
13,000	Acuity Brands Inc.	153,426	472,940
5,000	Anixter International Inc.†	45,044	213,000
75,403	Contax Participacoes SA, ADR	30,974	180,718
420,000	Cooper Industries plc	9,779,690	18,480,000
420,000	Crane Co.	6,547,351	12,688,200
110,000	Gardner Denver Inc.	901,088	4,904,900
187,833	Greif Inc., Cl. A	1,746,249	10,432,245
202,779	Greif Inc., Cl. B	10,912,574	10,666,175
435,000	Honeywell International Inc.	13,860,082	16,978,050
25,000	Ingersoll-Rand plc	491,296	862,250
575,000	ITT Corp.	9,116,823	25,829,000
70,000	Jardine Strategic Holdings Ltd.	1,422,030	1,457,400
230,000	Katy Industries Inc.†	1,292,890	397,900
300,000	Magnetek Inc.†	1,103,161	276,000
240,000	Myers Industries Inc.	1,460,520	1,941,600
52,000	Pentair Inc.	762,065	1,674,400
53,333	Smiths Group plc	880,170	854,220
30,000	Sulzer AG	2,817,302	2,819,502
160,000	Textron Inc.	1,241,296	2,715,200
110,000	Trinity Industries Inc.	916,097	1,949,200
125,124	Tyco International Ltd.	5,156,894	4,408,119

		70,637,022	120,201,019

	Electronics — 1.3%
9,000	Chemring Group plc	117,293	399,910
110,000	Intel Corp.	2,352,246	2,139,500
9,500	Kyocera Corp., ADR	308,726	766,650
375,000	LSI Corp.†	2,388,881	1,725,000
24,000	Molex Inc., Cl. A	655,086	370,800
40,700	Samsung Electronics Co. Ltd., GDR	7,659,136	12,891,725
50,000	Sony Corp., ADR	1,556,873	1,334,000
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
215,000	Texas Instruments Inc.	$5,388,255	$5,005,200
80,000	Tyco Electronics Ltd.	2,388,391	2,030,400

		22,814,887	26,663,185

	Energy and Utilities — 7.5%
15,000	AGL Resources Inc.	294,429	537,300
150,000	Allegheny Energy Inc.	1,762,092	3,102,000
10,000	Anadarko Petroleum Corp.	597,805	360,900
200,000	BP plc, ADR	5,056,777	5,776,000
26,700	CH Energy Group Inc.	1,112,213	1,047,708
325,000	Chevron Corp.	12,454,750	22,054,500
350,000	ConocoPhillips	10,011,699	17,181,500
25,000	Constellation Energy Group Inc.	551,389	806,250
122,000	Devon Energy Corp.	1,673,036	7,432,240
5,500	Diamond Offshore Drilling Inc.	595,854	342,045
25,000	DPL Inc.	571,010	597,500
90,000	Duke Energy Corp.	1,022,606	1,440,000
20,000	Edison International	340,000	634,400
500,000	El Paso Corp.	4,324,186	5,555,000
240,000	El Paso Electric Co.†	3,007,363	4,644,000
95,000	EOG Resources Inc.	435,076	9,345,150
319,000	Exxon Mobil Corp.	7,591,950	18,205,330
90,000	Great Plains Energy Inc.	2,148,682	1,531,800
218,000	Halliburton Co.	6,588,998	5,351,900
130,000	Mirant Corp., Escrow† (a)	0	0
165,000	National Fuel Gas Co.	8,043,615	7,570,200
30,000	NextEra Energy Inc.	1,408,935	1,462,800
10,000	NiSource Inc.	215,500	145,000
175,000	Northeast Utilities	3,322,013	4,459,000
30,000	NSTAR	936,244	1,050,000
3,000	Occidental Petroleum Corp.	243,950	231,450
45,000	Oceaneering International Inc.†	1,944,964	2,020,500
53,000	Petroleo Brasileiro SA, ADR	2,263,200	1,818,960
100,000	Progress Energy Inc., CVO†	52,000	15,000
235,000	Rowan Companies Inc.†	8,664,401	5,155,900
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	2,410,560
129,100	SJW Corp.	2,122,183	3,026,104
260,000	Southwest Gas Corp.	4,582,147	7,670,000
250,000	Spectra Energy Corp.	5,709,902	5,017,500
100,000	The AES Corp.†	397,000	924,000
47,000	Transocean Ltd.†	3,736,647	2,177,510
185,000	Weatherford International Ltd.†	3,752,899	2,430,900

		110,393,127	153,530,907

	Entertainment — 4.6%
8,010	Chestnut Hill Ventures† (a)	218,000	270,177
360,000	Discovery Communications Inc., Cl. A†	3,278,213	12,855,600
335,000	Discovery Communications Inc., Cl. C†	2,192,722	10,361,550
34,000	DreamWorks Animation SKG Inc., Cl. A†	819,381	970,700
750,000	Grupo Televisa SA, ADR	7,957,615	13,057,500
477,500	Madison Square Garden Inc., Cl. A†	1,050,501	9,392,425
1,600	Nintendo Co. Ltd.	496,491	476,842
80,000	Rank Group plc	206,625	118,990
20,000	Regal Entertainment Group, Cl. A	283,108	260,800
535,001	Time Warner Inc.	13,626,832	15,466,879
505,000	Viacom Inc., Cl. A	14,868,906	18,008,300
545,000	Vivendi	10,800,552	11,206,436
46,000	World Wrestling Entertainment Inc., Cl. A	441,801	715,760

		56,240,747	93,161,959

	Environmental Services — 1.6%
555,000	Republic Services Inc.	5,844,423	16,500,150
500,000	Waste Management Inc.	10,415,537	15,645,000

		16,259,960	32,145,150

	Equipment and Supplies — 6.7%
670,000	AMETEK Inc.	2,604,949	26,900,500
6,000	Amphenol Corp., Cl. A	23,162	235,680
100,000	CIRCOR International Inc.	982,474	2,558,000
145,000	Crown Holdings Inc.†	653,703	3,630,800
175,000	CTS Corp.	1,009,883	1,617,000
8,000	Danaher Corp.	70,641	296,960
390,000	Donaldson Co. Inc.	2,250,340	16,633,500
20,000	Fedders Corp.† (a)	32,625	0
253,000	Flowserve Corp.	3,385,819	21,454,400
190,000	Gerber Scientific Inc.†	1,799,449	1,016,500
235,000	GrafTech International Ltd.†	2,090,619	3,435,700
762,000	IDEX Corp.	2,863,178	21,770,340
140,000	Interpump Group SpA†	550,212	699,349
392,000	Lufkin Industries Inc.	1,774,311	15,284,080
70,000	Met-Pro Corp.	380,521	753,200
20,000	Sealed Air Corp.	168,679	394,400
2,000	SL Industries Inc.†	5,719	24,000
110,000	Tenaris SA, ADR	4,966,781	3,807,100
100,000	The Manitowoc Co. Inc.	240,518	914,000
100,000	The Weir Group plc	420,789	1,549,380
29,000	Valmont Industries Inc.	232,196	2,107,140
360,000	Watts Water Technologies Inc., Cl. A	4,184,192	10,317,600

		30,690,760	135,399,629

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services — 7.0%
15,710	Alleghany Corp.†	$2,563,331	$4,607,743
15,000	AllianceBernstein Holding LP	466,721	387,600
440,000	American Express Co.	10,065,035	17,468,000
16,000	Ameriprise Financial Inc.	473,522	578,080
32,000	Argo Group International Holdings Ltd.	1,152,402	978,880
98,000	Artio Global Investors Inc.	2,546,213	1,542,520
150,000	Bank of America Corp.	1,761,991	2,155,500
214	Berkshire Hathaway Inc., Cl. A†	818,098	25,680,000
73,000	BKF Capital Group Inc.†	536,361	67,890
15,000	Calamos Asset Management Inc., Cl. A	168,744	139,200
400,000	Citigroup Inc.†	2,030,101	1,504,000
100,000	Commerzbank AG, ADR†	1,614,864	705,000
150,000	Deutsche Bank AG	6,572,332	8,424,000
28,000	Fortress Investment Group LLC, Cl. A†	221,469	80,360
110,000	H&R Block Inc.	1,807,491	1,725,900
17,000	HSBC Holdings plc, ADR	926,522	775,030
38,000	Interactive Brokers Group Inc., Cl. A†	790,328	630,800
325,000	Janus Capital Group Inc.	5,425,826	2,886,000
130,000	JPMorgan Chase & Co.	4,227,167	4,759,300
56,000	Kinnevik Investment AB, Cl. A	934,814	914,978
55,000	Kinnevik Investment AB, Cl. B	932,823	888,058
335,000	Legg Mason Inc.	7,471,273	9,390,050
75,000	Leucadia National Corp.†	655,691	1,463,250
60,000	Loews Corp.	2,674,749	1,998,600
30,000	M&T Bank Corp.	1,936,458	2,548,500
165,000	Marsh & McLennan Companies Inc.	4,885,451	3,720,750
150,000	NewAlliance Bancshares Inc.	2,158,142	1,681,500
45,000	PNC Financial Services Group Inc.	1,945,789	2,542,500
107,137	Popular Inc.†	250,137	287,127
20,000	Royal Bank of Canada	1,050,195	955,800
85,000	State Street Corp.	661,975	2,874,700
20,000	SunTrust Banks Inc.	424,879	466,000
50,000	T. Rowe Price Group Inc.	850,990	2,219,500
410,000	The Bank of New York Mellon Corp.	12,726,454	10,122,900
44,000	The Blackstone Group LP	809,118	420,640
7,000	The Goldman Sachs Group Inc.	1,026,484	918,890
30,000	The Travelers Companies Inc.	1,183,217	1,477,500
70,866	Tree.com Inc.†	509,902	447,873
19,000	Unitrin Inc.	498,464	486,400
8,500	Value Line Inc.	136,515	154,190
195,000	Waddell & Reed Financial Inc., Cl. A	4,253,908	4,266,600
642,000	Wells Fargo & Co.	19,350,465	16,435,200

		111,496,411	141,777,309

	Food and Beverage — 13.2%
345,000	Brown-Forman Corp., Cl. A	6,015,904	20,079,000
85,000	Brown-Forman Corp., Cl. B	1,986,156	4,864,550
145,000	Campbell Soup Co.	4,032,181	5,195,350
275,000	China Mengniu Dairy Co. Ltd.	849,892	900,551
70,000	Coca-Cola Enterprises Inc.	1,437,725	1,810,200
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR	231,193	348,975
410,000	Constellation Brands Inc., Cl. A†	5,706,417	6,404,200
280,000	Corn Products International Inc.	3,419,501	8,484,000
328,000	Danone	15,700,663	17,728,429
710,000	Davide Campari - Milano SpA	3,483,537	3,511,972
120,000	Dean Foods Co.†	2,205,272	1,208,400
180,000	Del Monte Foods Co.	1,833,990	2,590,200
316,000	Diageo plc, ADR	11,802,992	19,825,840
2,000	Diamond Foods Inc.	46,909	82,200
165,000	Dr. Pepper Snapple Group Inc.	3,463,225	6,169,350
70,000	Farmer Brothers Co.	943,094	1,056,300
305,000	Flowers Foods Inc.	1,354,532	7,451,150
70,000	Fomento Economico Mexicano SAB de CV, ADR	2,406,448	3,020,500
604,000	General Mills Inc.	10,719,661	21,454,080
39,000	Green Mountain Coffee Roasters Inc.†	983,173	1,002,300
850,000	Grupo Bimbo SAB de CV, Cl. A	1,696,932	6,112,247
145,000	H.J. Heinz Co.	5,179,723	6,266,900
95,000	Heineken NV	4,504,518	4,050,883
210,000	ITO EN Ltd.	4,932,431	3,230,221
65,000	Kellogg Co.	1,736,200	3,269,500
82,000	Kerry Group plc, Cl. A	971,184	2,286,245
450,000	Kikkoman Corp.	5,314,589	4,753,718
275,229	Kraft Foods Inc., Cl. A	8,180,028	7,706,412
26,000	Lianhua Supermarket Holdings Ltd., Cl. H	100,024	95,661
32,000	LVMH Moet Hennessy Louis Vuitton SA	1,117,034	3,514,381
15,000	MEIJI Holdings Co. Ltd.	678,410	617,542
210,000	Morinaga Milk Industry Co. Ltd.	769,502	819,431
90,000	Nestlé SA	1,868,526	4,358,677
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
210,000	NISSIN FOODS HOLDINGS CO. LTD.	$7,270,029	$7,754,906
1,000	Peet’s Coffee & Tea Inc.†	34,602	39,270
246,274	PepsiCo Inc.	8,271,616	15,010,401
93,000	Pernod-Ricard SA	8,400,150	7,276,145
148,000	Ralcorp Holdings Inc.†	2,413,831	8,110,400
85,000	Remy Cointreau SA	5,004,451	4,554,240
370,000	Sara Lee Corp.	5,077,026	5,217,000
310,000	The Coca-Cola Co.	12,567,306	15,537,200
32,000	The Hain Celestial Group Inc.†	532,819	645,440
91,000	The Hershey Co.	2,323,715	4,361,630
20,000	The J.M. Smucker Co.	547,733	1,204,400
100,000	Tingyi (Cayman Islands) Holding Corp.	243,764	246,825
160,000	Tootsie Roll Industries Inc.	1,820,002	3,784,000
222,000	Tyson Foods Inc., Cl. A	3,233,749	3,638,580
420,000	YAKULT HONSHA Co. Ltd.	11,261,830	11,519,539

		184,674,189	269,169,341

	Health Care — 3.4%
29,000	Abbott Laboratories	1,363,851	1,356,620
50,000	Allergan Inc.	2,338,454	2,913,000
44,000	Amgen Inc.†	203,194	2,314,400
75,000	AngioDynamics Inc.†	1,022,149	1,106,250
10,000	ArthroCare Corp.†	235,827	306,500
50,000	Baxter International Inc.	2,722,693	2,032,000
8,000	Becton, Dickinson and Co.	619,136	540,960
51,000	Biogen Idec Inc.†	810,124	2,419,950
200,000	Boston Scientific Corp.†	1,931,569	1,160,000
165,000	Bristol-Myers Squibb Co.	4,389,013	4,115,100
18,000	Cephalon Inc.†	1,013,587	1,021,500
15,000	Cepheid Inc.†	134,566	240,300
67,000	Chemed Corp.	1,081,041	3,660,880
32,000	CONMED Corp.†	640,430	596,160
15,000	Covidien plc	577,258	602,700
10,000	DENTSPLY International Inc.	190,509	299,100
50,000	Eli Lilly & Co.	2,130,456	1,675,000
20,000	ev3 Inc.†	444,700	448,200
44,000	Exactech Inc.†	671,660	751,520
38,000	Henry Schein Inc.†	1,049,459	2,086,200
15,000	Inverness Medical Innovations Inc.†	255,011	399,900
136,000	Johnson & Johnson	5,801,895	8,032,160
17,000	Laboratory Corp. of America Holdings†	1,204,865	1,280,950
80,000	Life Technologies Corp.†	2,096,308	3,780,000
69,000	Mead Johnson Nutrition Co.	2,889,060	3,458,280
71,500	Medco Health Solutions Inc.†	1,270,705	3,938,220
75,000	Merck & Co. Inc.	1,583,173	2,622,750
10,000	Nobel Biocare Holding AG	285,863	173,494
30,000	Odyssey HealthCare Inc.†	793,483	801,600
125,000	Pain Therapeutics Inc.†	980,303	695,000
62,500	Patterson Companies Inc.	1,587,535	1,783,125
160,000	Pfizer Inc.	2,820,800	2,281,600
2,000	Stryker Corp.	65,440	100,120
280,000	Tenet Healthcare Corp.†	1,557,412	1,215,200
50,000	UnitedHealth Group Inc.	1,524,774	1,420,000
88,000	Watson Pharmaceuticals Inc.†	3,230,655	3,570,160
34,000	William Demant Holding A/S†	1,594,066	2,497,722
20,000	Wright Medical Group Inc.†	351,052	332,200
3,000	Young Innovations Inc.	78,887	84,450
10,000	Zimmer Holdings Inc.†	503,533	540,500

		54,044,496	68,653,771

	Hotels and Gaming — 2.1%
15,000	Accor SA	781,774	701,612
18,000	Churchill Downs Inc.	689,751	590,400
355,000	Gaylord Entertainment Co.†	9,145,538	7,841,950
70,000	Genting Singapore plc†	52,525	58,529
11,000	Home Inns & Hotels Management Inc., ADR†	179,304	429,440
14,422	Host Hotels & Resorts Inc.	290,636	194,409
195,000	International Game Technology	5,402,852	3,061,500
60,000	Interval Leisure Group Inc.†	561,535	747,000
2,200,000	Ladbrokes plc	13,895,676	4,181,084
145,000	Las Vegas Sands Corp.†	1,530,359	3,210,300
4,200,000	Mandarin Oriental International Ltd.	8,011,029	5,964,000
235,000	MGM Resorts International†	1,718,667	2,265,400
55,000	Orient-Express Hotels Ltd., Cl. A†	1,018,175	407,000
123,000	Pinnacle Entertainment Inc.†	1,074,997	1,163,580
100,000	Starwood Hotels & Resorts Worldwide Inc.	1,960,247	4,143,000
1,250,000	The Hongkong & Shanghai Hotels Ltd.	1,344,950	2,077,207
190,000	Universal Entertainment Corp.†	3,957,264	3,511,395
18,000	Wyndham Worldwide Corp.	470,825	362,520
15,000	Wynn Resorts Ltd.	389,245	1,144,050

		52,475,349	42,054,376

	Machinery — 3.2%
150,000	Baldor Electric Co.	4,862,520	5,412,000
135,000	Caterpillar Inc.	893,289	8,109,450
418,000	CNH Global NV†	12,973,223	9,467,700
756,000	Deere & Co.	6,205,077	42,094,080
18,000	Mueller Water Products Inc., Cl. A	170,552	66,780

		25,104,661	65,150,010

See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Manufactured Housing and Recreational Vehicles — 0.2%
177,000	All American Group Inc.†	$727,519	$90,270
32,000	Cavco Industries Inc.†	605,460	1,125,760
31,000	Nobility Homes Inc.†	573,574	292,175
82,000	Skyline Corp.	2,950,585	1,476,820

		4,857,138	2,985,025

	Metals and Mining — 3.0%
5,000	Agnico-Eagle Mines Ltd.	236,238	303,900
190,000	Alcoa Inc.	3,033,295	1,911,400
365,000	Barrick Gold Corp.	6,733,535	16,574,650
89,000	Freeport-McMoRan Copper & Gold Inc.	2,869,862	5,262,570
100,000	Ivanhoe Mines Ltd.†	775,931	1,304,000
8,000	James River Coal Co.†	58,140	127,360
50,000	Kinross Gold Corp.	359,224	854,500
52,000	New Hope Corp. Ltd.	70,252	193,468
550,000	Newmont Mining Corp.	11,458,987	33,957,000
27,000	Peabody Energy Corp.	1,063,005	1,056,510

		26,658,469	61,545,358

	Publishing — 2.8%
40,000	Belo Corp., Cl. A†	257,958	227,600
990,000	Il Sole 24 Ore†	8,258,493	1,694,874
400,000	Media General Inc., Cl. A†	4,511,667	3,904,000
75,000	Meredith Corp.	1,600,688	2,334,750
3,390,000	News Corp., Cl. A	26,528,492	40,544,400
22,000	News Corp., Cl. B	212,046	304,700
155,000	The E.W. Scripps Co., Cl. A†	1,276,082	1,151,650
215,000	The McGraw-Hill Companies Inc.	1,842,269	6,050,100
30,000	The New York Times Co., Cl. A†	274,723	259,500

		44,762,418	56,471,574

	Real Estate — 0.4%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	248,820
103,000	Griffin Land & Nurseries Inc.	1,479,146	2,616,200
36,000	ProLogis	983,331	364,680
250,000	The St. Joe Co.†	1,870,114	5,790,000

		4,627,087	9,019,700

	Retail — 2.0%
4,500	Aaron’s Inc.	10,351	76,815
94,200	Aaron’s Inc., Cl. A	344,641	1,278,765
250,000	AutoNation Inc.†	2,405,852	4,875,000
13,500	AutoZone Inc.†	1,195,134	2,608,470
10,000	Casey’s General Stores Inc.	385,289	349,000
236,000	Coldwater Creek Inc.†	1,411,953	792,960
125,000	Costco Wholesale Corp.	6,453,676	6,853,750
215,000	CVS Caremark Corp.	7,478,552	6,303,800
60,000	HSN Inc.†	555,359	1,440,000
200,000	Macy’s Inc.	3,263,628	3,580,000
50,000	Safeway Inc.	1,323,464	983,000
220,000	The Great Atlantic & Pacific Tea Co. Inc.†	2,597,493	858,000
78,000	The Kroger Co.	468,475	1,535,820
75,000	Wal-Mart Stores Inc.	3,615,615	3,605,250
90,000	Walgreen Co.	3,352,380	2,403,000
60,000	Whole Foods Market Inc.†	1,436,727	2,161,200
200,000	Winn-Dixie Stores Inc.†	3,285,961	1,928,000

		39,584,550	41,632,830

	Specialty Chemicals — 1.3%
17,000	Ashland Inc.	284,580	789,140
200,000	Chemtura Corp.†	4,500	116,000
525,000	Ferro Corp.†	7,104,072	3,869,250
110,000	General Chemical Group Inc.†	365,584	3,300
136,000	H.B. Fuller Co.	1,271,302	2,582,640
135,000	International Flavors & Fragrances Inc.	6,153,045	5,726,700
40,000	Material Sciences Corp.†	266,497	120,400
595,000	Omnova Solutions Inc.†	1,662,678	4,646,950
302,000	Sensient Technologies Corp.	5,826,842	7,830,860
70,000	Zep Inc.	732,324	1,220,800

		23,671,424	26,906,040

	Telecommunications — 3.5%
2,000	AboveNet Inc.†	77,550	94,360
1,000	Amdocs Ltd.†	29,000	26,850
145,000	AT&T Inc.	3,508,517	3,507,550
23,000	Brasil Telecom SA, ADR†	706,205	461,840
14,000	Brasil Telecom SA, Cl. C, ADR†	210,888	121,100
55,000	CenturyLink Inc.	789,525	1,832,050
800,000	Cincinnati Bell Inc.†	4,145,080	2,408,000
8,672	Clearwire Corp., Cl. A†	63,566	63,132
360,000	Deutsche Telekom AG, ADR	6,186,312	4,201,200
30,000	France Telecom SA, ADR	556,676	519,300
31,800	Hellenic Telecommunications Organization SA	701,785	241,098
8,500	Hellenic Telecommunications Organization SA, ADR	79,238	31,790
250,000	Portugal Telecom SGPS SA	2,525,837	2,500,734
250,000	Qwest Communications International Inc.	664,997	1,312,500
750,000	Sprint Nextel Corp.†	2,703,265	3,180,000
75,403	Tele Norte Leste Participacoes SA, ADR	1,001,480	1,128,029
3,100,000	Telecom Italia SpA	1,732,489	3,449,667
200,000	Telecom Italia SpA, ADR	1,395,966	2,202,000
94,000	Telefonica SA, ADR	3,341,710	5,219,820
See accompanying notes to financial statements.

The Gabelli Asset Fund
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
40,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	$101,330	$564,400
585,000	Telephone & Data Systems Inc.	12,232,605	17,778,150
500,000	Telephone & Data Systems Inc., Special	10,167,087	13,270,000
30,000	tw telecom inc.†	533,467	500,400
237,000	Verizon Communications Inc.	7,548,389	6,640,740
40,000	VimpelCom Ltd., ADR†	593,825	647,200

		61,596,789	71,901,910

	Transportation — 0.5%
255,000	AMR Corp.†	2,434,832	1,728,900
290,000	GATX Corp.	7,056,913	7,737,200
4,000	Kansas City Southern†	7,317	145,400
30,000	Providence and Worcester Railroad Co.	498,774	371,850

		9,997,836	9,983,350

	Wireless Communications — 0.9%
93,000	America Movil SAB de CV, Cl. L, ADR	580,141	4,417,500
10,000	Millicom International Cellular SA	766,407	810,700
2,700	NTT DoCoMo Inc.	3,867,175	4,107,335
72,000	Price Communications Corp., Escrow† (a)	0	0
13,001	Tim Participacoes SA, ADR	157,722	352,847
185,000	United States Cellular Corp.†	8,925,694	7,612,750
47	Vivo Participacoes SA	656	2,239
30,000	Vivo Participacoes SA, ADR	911,624	777,600
4,375	Vodafone Group plc, ADR	43,962	90,431

		15,253,381	18,171,402

	TOTAL COMMON STOCKS	1,248,464,663	2,031,788,878

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	5,154

	Broadcasting — 0.0%
2,109	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	2
2,109	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	2

		0	4

	Energy and Utilities — 0.0%
11,313	Mirant Corp., Ser. A, expire 01/03/11†	149,058	703

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd, expire 06/16/14† (b)	298,980	402,000

	TOTAL WARRANTS	859,758	407,861

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Automotive: Parts and Accessories — 0.1%
$1,000,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	979,030	980,730

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
	U.S. Treasury Bills — 0.1%
2,425,000	U.S. Treasury Bills, 0.081% to 0.132%††, 08/12/10 to 09/16/10	2,424,642	2,424,524

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,424,642	2,424,524

	TOTAL INVESTMENTS — 100.1%	$1,252,728,093	2,035,601,993

	Other Assets and Liabilities (Net) — (0.1)%		(1,115,388)

	NET ASSETS — 100.0%		$2,034,486,605

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $270,181 or 0.01% of net assets.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of the Rule 144A security amounted to $402,000 or 0.02% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,252,728,093)	$2,035,601,993
Foreign currency, at value (cost $7,218)	7,206
Cash	1,113
Receivable for Fund shares sold	1,033,105
Dividends and interest receivable	3,213,448
Prepaid expenses	86,798

Total Assets	2,039,943,663

Liabilities:
Payable for Fund shares redeemed	1,426,994
Payable for investments purchased	1,088,155
Payable for investment advisory fees	1,754,590
Payable for distribution fees	438,388
Payable for accounting fees	7,500
Payable for shareholder services fees	326,579
Payable for shareholder communications expenses	308,230
Other accrued expenses	106,622

Total Liabilities	5,457,058

Net Assets applicable to 52,082,495 shares outstanding	$2,034,486,605

Net Assets Consist of:
Paid-in capital	$1,256,753,398
Accumulated net investment income	5,048,802
Accumulated net realized loss on investments and foreign currency transactions	(10,196,307)
Net unrealized appreciation on investments	782,873,900
Net unrealized appreciation on foreign currency translations	6,812

Net Assets	$2,034,486,605

Shares of Beneficial Interest, each at $0.01 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,982,321,740 ÷ 50,738,947 shares outstanding; unlimited number of shares authorized)	$39.07

Class A:
Net Asset Value and redemption price per share ($13,382,700 ÷ 344,300 shares outstanding; unlimited number of shares authorized)	$38.87

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$41.24

Class B:
Net Asset Value and offering price per share ($1,256 ÷ 33.24 shares outstanding; unlimited number of shares authorized)	$37.79 (a)

Class C:
Net Asset Value and offering price per share ($9,379,725 ÷ 246,912 shares outstanding; unlimited number of shares authorized)	$37.99 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($29,401,184 ÷ 752,303 shares outstanding; unlimited number of shares authorized)	$39.08

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $705,592)	$20,681,700
Interest	90,462

Total Investment Income	20,772,162

Expenses:
Investment advisory fees	10,903,770
Distribution fees — Class AAA	2,658,557
Distribution fees — Class A	16,866
Distribution fees — Class B	7
Distribution fees — Class C	47,771
Shareholder services fees	781,892
Shareholder communications expenses	207,436
Custodian fees	171,720
Trustee’s fees	49,276
Registration expenses	43,823
Accounting fees	22,500
Legal and audit fees	17,542
Interest expense	2,582
Miscellaneous expenses	88,619

Total Expenses	15,012,361

Less:
Custodian fee credits	(100)

Net Expenses	15,012,261

Net Investment Income	5,759,901

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	26,981,835
Net realized loss on foreign currency transactions	(86,479)

Net realized gain on investments and foreign currency transactions	26,895,356

Net change in unrealized appreciation/depreciation:
on investments	(91,108,228)
on foreign currency translations	4,461

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(91,103,767)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(64,208,411)

Net Decrease in Net Assets Resulting from Operations	$(58,448,510)

See accompanying notes to financial statements.

The Gabelli Asset Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$5,759,901	$13,408,213
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	26,895,356	(20,271,749)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(91,103,767)	511,726,460

Net Increase/(Decrease) in Net Assets Resulting from Operations	(58,448,510)	504,862,924

Distributions to Shareholders:
Net investment income
Class AAA	—	(14,237,747)
Class A	—	(86,472)
Class C	—	(10,336)
Class I	—	(43,171)

	—	(14,377,726)

Total Distributions to Shareholders	—	(14,377,726)

Shares of Beneficial Interest Transactions:
Class AAA	(69,353,673)	(97,642,183)
Class A	583,626	(1,797,851)
Class B	—	(3,371)
Class C	853,168	575,456
Class I	24,657,622	1,172,152

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(43,259,257)	(97,695,797)

Redemption Fees	1,847	8,063

Net Increase/(Decrease) in Net Assets	(101,705,920)	392,797,464

Net Assets:
Beginning of period	2,136,192,525	1,743,395,061

End of period (including undistributed net investment income of $5,048,802 and $0, respectively)	$2,034,486,605	$2,136,192,525

See accompanying notes to financial statements.

The Gabelli Asset Fund
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period:

												Ratios to Average Net Assets/
		Income from Investment Operations			Distributions							Supplemental Data
			Net
	Net Asset	Net	Realized and	Total		Net			Net Asset		Net Assets	Net
Period	Value,	Investment	Unrealized	from	Net	Realized			Value,		End of	Investment				Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption	End of	Total	Period	Income		Operating		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses		Rate††
Class AAA
2010(c)	$40.21	$0.11	$(1.25)	$(1.14)	—	—	—	$0.00	$39.07	(2.8)%	$1,982,322	0.53	%(d)	1.38	%(d)	3%
2009	31.01	0.25	9.22	9.47	$(0.27)	—	$(0.27)	0.00	40.21	30.5	2,107,979	0.74		1.40		7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	$(0.03)	(0.26)	0.00	31.01	(37.2)	1,721,697	0.52		1.38		14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	49.81	11.8	2,953,454	0.31		1.36		9
2006	41.13	0.30	8.70	9.00	(0.31)	(2.44)	(2.75)	0.00	47.38	21.8	2,516,088	0.67		1.36		7
2005	41.45	0.12	1.73	1.85	(0.12)	(2.05)	(2.17)	0.00	41.13	4.4	2,246,439	0.29		1.37		6

Class A
2010(c)	$40.01	$0.11	$(1.25)	$(1.14)	—	—	—	$(0.00)	$38.87	(2.9)%	$13,383	0.53	%(d)	1.38	%(d)	3%
2009	30.85	0.25	9.17	9.42	$(0.26)	—	$(0.26)	(0.00)	40.01	30.5	13,216	0.75		1.40		7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	$(0.03)	(0.28)	0.00	30.85	(37.2)	11,522	0.55		1.38		14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	49.59	11.8	12,497	0.30		1.36		9
2006	41.01	0.32	8.66	8.98	(0.34)	(2.44)	(2.78)	0.00	47.21	21.9	4,806	0.71		1.35		7
2005	41.39	0.10	1.74	1.84	(0.17)	(2.05)	(2.22)	0.00	41.01	4.4	1,991	0.23		1.38		6

Class B
2010(c)	$39.04	$(0.04)	$(1.21)	$(1.25)	—	—	—	$(0.00)	$37.79	(3.2)%	$1	(0.22	)%(d)	2.12	%(d)	3%
2009	30.14	0.02	8.88	8.90	—	—	—	(0.00)	39.04	29.5	2	0.08		2.15		7
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	$(0.03)	$(0.25)	0.00	30.14	(37.7)	4	(0.32)		2.13		14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	48.80	10.9	2	(0.52)		2.11		9
2006	40.64	0.18	8.34	8.52	—	(2.44)	(2.44)	0.00	46.72	20.9	1	0.41		2.11		7
2005	41.16	(0.17)	1.70	1.53	—	(2.05)	(2.05)	0.00	40.64	3.7	1	(0.41)		2.02		6

Class C
2010(c)	$39.25	$(0.04)	$(1.22)	$(1.26)	—	—	—	$(0.00)	$37.99	(3.2)%	$9,380	(0.21	)%(d)	2.13	%(d)	3%
2009	30.31	(0.01)	9.00	8.99	$(0.05)	—	$(0.05)	0.00	39.25	29.6	8,916	(0.03)		2.15		7
2008	48.68	(0.09)	(18.25)	(18.34)	—	$(0.03)	(0.03)	0.00	30.31	(37.7)	6,419	(0.21)		2.13		14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	48.68	11.0	8,090	(0.47)		2.11		9
2006	40.54	(0.03)	8.54	8.51	(0.03)	(2.44)	(2.47)	0.00	46.58	20.9	3,348	(0.07)		2.11		7
2005	41.14	(0.20)	1.71	1.51	(0.06)	(2.05)	(2.11)	0.00	40.54	3.6	2,261	(0.49)		2.13		6

Class I
2010(c)	$40.18	$0.17	$(1.27)	$(1.10)	—	—	—	$(0.00)	$39.08	(2.7)%	$29,401	0.82	%(d)	1.13	%(d)	3%
2009	30.97	0.33	9.24	9.57	$(0.36)	—	$(0.36)	(0.00)	40.18	30.9	6,080	0.99		1.15		7
2008(e)	47.26	0.33	(16.25)	(15.92)	(0.34)	$(0.03)	(0.37)	0.00	30.97	(33.6)	3,753	0.84	(d)	1.13	(d)	14

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2005 would have been 9%. The portfolio turnover rate for the years ended 2007 and 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2010, unaudited.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

The Gabelli Asset Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Asset Fund (the “Fund”) was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$27,393,763	$282,385	—	$27,676,148
Energy and Utilities	153,515,907	—	$15,000	153,530,907
Entertainment	92,891,782	—	270,177	93,161,959
Equipment and Supplies	135,399,629	—	0	135,399,629
Wireless Communications	18,171,402	—	0	18,171,402
Other Industries (a)	1,603,848,833	—	—	1,603,848,833

Total Common Stocks	2,031,221,316	282,385	285,177	2,031,788,878

Warrants:
Broadcasting	—	4	—	4
Other Industries (a)	407,857	—	—	407,857

Total Warrants	407,857	4	—	407,861

Convertible Corporate Bonds	—	980,730	—	980,730
U.S. Government Obligations	—	2,424,524	—	2,424,524

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,031,629,173	$3,687,643	$285,177	$2,035,601,993

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$0	$—	$—	$—	$—	$15,000	$—	$15,000	$—
Entertainment	270,177	—	—	—	—	—	—	270,177	—
Equipment and Supplies	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	—	0	—

Total Common Stocks	270,177	—	—	—	—	15,000	—	285,177	—

TOTAL INVESTMENTS IN SECURITIES	$270,177	$—	$—	$—	$—	$15,000	$—	$285,177	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended June 30, 2010, the Fund had no investments in swap agreements.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at June 30, 2010. For the restricted securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund’s use of the tax accounting practice known as equalization, the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for federal income tax purposes.
The tax character of distributions paid during the year ended December 31, 2009 was $14,377,726 of ordinary income.
Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $19,021,792, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,269,431,340	$901,455,479	$(135,284,826)	$766,170,653

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of each committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $67,589,075 and $96,093,849, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $154,414 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $7,850 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, there were no borrowings outstanding under the line of credit.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $647,619 with a weighted average interest rate of 1.55%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $6,729,000.
8. Shares of Beneficial Interest. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase.The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2010 and the year ended December 31, 2009 amounted to $1,847 and $8,063, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,051,441	$85,346,084	5,388,661	$175,211,225
Shares issued upon reinvestment of distributions	1,281	54,765	329,931	13,406,277
Shares redeemed	(3,734,763)	(154,754,522)	(8,817,130)	(286,259,685)

Net decrease	(1,682,041)	$(69,353,673)	(3,098,538)	$(97,642,183)

Class A
Shares sold	67,571	$2,797,828	116,658	$3,722,287
Shares issued upon reinvestment of distributions	—	—	1,973	79,782
Shares redeemed	(53,607)	(2,214,202)	(161,783)	(5,599,920)

Net increase/(decrease)	13,964	$583,626	(43,152)	$(1,797,851)

Class B
Shares redeemed	—	$—	(94)	$(3,371)

Net decrease	—	$—	(94)	$(3,371)

Class C
Shares sold	49,728	$2,059,847	64,656	$2,148,943
Shares issued upon reinvestment of distributions	—	—	242	9,591
Shares redeemed	(29,969)	(1,206,679)	(49,492)	(1,583,078)

Net increase	19,759	$853,168	15,406	$575,456

Class I
Shares sold	764,464	$31,257,279	46,600	$1,741,461
Shares issued upon reinvestment of distributions	—	—	1,063	43,170
Shares redeemed	(163,492)	(6,599,657)	(17,515)	(612,479)

Net increase	600,972	$24,657,622	30,148	$1,172,152

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Asset Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Asset Fund
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
At its meeting on February 25, 2010, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap core and multi-cap value large funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year period, and in the top third for the three and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions was executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

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Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Gabelli Asset Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.
Anthony J. Colavita
President
Anthony J. Colavita, P.C.
James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.
John D. Gabelli
Senior Vice President
Gabelli & Company, Inc.
Kuni Nakamura
President
Advanced Polymer, Inc.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus
Pace University
Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Anthonie C. van Ekris
Chairman
BALMAC International, Inc.
Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers*
Bruce N. Alpert President and Secretary Joseph H. Egan Acting Treasurer	Peter D. Goldstein Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB405Q210SR
The
Gabelli
Asset
Fund
Morningstar® rated The Gabelli Asset Fund Class AAA
Shares 5 stars overall and 5 stars for the five and ten
year periods and 4 stars for the three year period
ended June 30, 2010 among 1,810, 1,810, 1,486, and
772 Large Blend funds, respectively.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan

Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.